Non-current assets - Disclosure of Non Current Assets (Detail) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Non Current Assets [Line Items]
Lease assets	€ 137	€ 162	€ 150
Reimbursement rights	28	9
Aegon Ltd. [member]
Disclosure Of Non Current Assets [Line Items]
Lease assets	19	26
Reimbursement rights	16	5
Property, Plant & Equipment	18	9
Non-current assets	€ 53	€ 40